[LOGO] STATE STREET RESEARCH

Investment Trust
--------------------------------------------------------------------------------
                         Semiannual Report to Shareholders
                         June 30, 2002

In This Report   Investment Update

                                    [GRAPHIC]

                         plus
                            A Review of Fund Performance,
                            Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

From the Chairman

Investor
Confidence
is the bedrock of the financial markets, and it has been shaken over the past year by tragic events, economic uncertainty and corporate scandal. At State Street Research, we have managed investments through other such difficult times. And we are confident that the U.S. financial markets are as strong as the companies, the institutions and the workers that make them up. Although we can neither predict nor control the markets, we will continue to rely on our experience and our research, because it is the way we think that sets us apart.

[PHOTO]
Richard S. Davis

If you have questions after you read this report on fund performance, consider talking to your financial adviser about the role the fund plays in your portfolio. Your adviser can help you put current performance in historical perspective.

As always, thank you for choosing State Street Research funds.

Sincerely,


/s/ Richard S. Davis

Richard S. Davis
Chairman
June 30, 2002

[GRAPHIC]
6 Month Review

                            How State Street Research
                           Investment Trust Performed

State Street Research Investment Trust returned -17.63% for the six-month period ended June 30, 2002.(1) That was less than the S&P 500 Index, which returned -13.15% over the same period.(2) The fund also underperformed the Lipper Large-Cap Core Funds Average, which returned -13.66% for the period.(3)

Reasons for the Fund's Performance

Although the economy continued to expand through the first half of 2002, the recovery was overshadowed by aftershocks of the Enron scandal. Investor skepticism ran high, and the impact on confidence took away some of the benefit of better economic news. Our investments in the technology and telecommunications sectors detracted from performance. The majority of the underperformance relative to the S&P 500 Index occurred early in 2002 and was related to stock- specific issues. Several telecommunications positions were sold in the first quarter.

Our stock selection in the consumer staples, producer durables and "other energy" segments was a plus for the fund.

Looking Ahead

Given the uncertainties surrounding corporate governance and accounting issues, we believe that investors will need more than positive economic growth to restore their confidence in the stock market. In light of the environment, we will continue to emphasize companies with strong and clear business models and companies that are expected to benefit from an improving economy and profit picture. We continue to favor the consumer discretionary, other energy and materials and processing sectors. |_|

Class A Shares(1)

     -17.63% [DOWN ARROW]

"We will continue
to emphasize com-
panies with strong
and clear business
models and compa-
nies that can benefit
from an improving
economy and profit
picture."

[PHOTO]
John Wilson
Portfolio Manager,
State Street Research
Investment Trust

S&P 500 Index(2)

    -13.15% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

2  State Street Research Investment Trust

The Fund at a Glance as of 6/30/02

State Street Research Investment Trust focuses on long-term growth of capital.

Hits & Misses

[GRAPHIC]

Procter & Gamble

The stock of this leading household products company benefited as investors sought stability in a difficult market environment. We continue to own the stock, but we cut back on it because it met our price target.

[GRAPHIC]

USA Interactive

Although the stock of this entertainment company performed well in the first quarter of 2002, it faltered in the second quarter as consolidation plans failed to meet investor expectations. However, we continue to own the stock for its longer-term potential.

Total Net Assets: $1.8 billion

Top 10 Holdings

     Issuer/Security       % of fund assets

  1  Microsoft                         3.7%

  2  General Electric                  3.3%

  3  Pharmacia                         3.2%

  4  ACE                               3.2%

  5  Citigroup                         3.0%

  6  Pfizer                            2.9%

  7  Exxon Mobil                       2.8%

  8  Wal-Mart Stores                   2.5%

  9  Home Depot                        2.5%

 10  McDonald's                        2.3%

     Total                            29.4%

See page 7 for more detail.

Performance

Fund average annual total return as of 6/30/02(4,6,7)
(does not reflect sales charge)

Share Class                1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Class A                   -24.55%         1.12%         8.86%
--------------------------------------------------------------------------------
Class B(1)                -25.00%         0.41%         8.15%
--------------------------------------------------------------------------------
Class B                   -24.71%         0.63%         8.27%
--------------------------------------------------------------------------------
Class C                   -25.10%         0.37%         8.14%
--------------------------------------------------------------------------------
Class S                   -24.28%         1.39%         9.15%
--------------------------------------------------------------------------------

Fund average annual total return as of 6/30/02(4,5,6,7)
(at maximum applicable sales charge)

Share Class                1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Class A                   -28.89%        -0.08%         8.22%
--------------------------------------------------------------------------------
Class B(1)                -28.75%         0.12%         8.15%
--------------------------------------------------------------------------------
Class B                   -28.47%         0.34%         8.27%
--------------------------------------------------------------------------------
Class C                   -25.85%         0.37%         8.14%
--------------------------------------------------------------------------------
Class S                   -24.28%         1.39%         9.15%
--------------------------------------------------------------------------------

Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

June 30, 2002                              December 31, 2001

Drugs &                                    Drugs &
Biotechnology        10.7%                 Biotechnology        13.1%
Retail                8.2%                 Communications,
Miscellaneous                              Media &
Financial             8.2%                 Entertainment         7.6%
Banks &                                    Electronics:
Savings & Loan        7.4%                 Semiconductors/
Communications,                            Components            6.8%
Media &                                    Miscellaneous
Entertainment         4.8%                 Financial             6.4%
                                           Retail                6.2%

Ticker Symbols

State Street Research Investment Trust

Class A: SITAX Class B(1): SITPX Class B: SITBX Class C: SITDX Class S: STSTX
--------------------------------------------------------------------------------

1     Does not reflect sales charge.

2 The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

3 The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

4 Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

5 Performance reflects a maximum 5.75% Class A share front-end sales charge, or a 5% Class B or Class B(1) share or 1% Class C share contingent deferred sales charge, where applicable.

6 Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

7 Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Investment Trust

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Investment Trust is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Master Investment Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

      o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

      o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

      o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

      o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife") State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In managing its portfolio, the fund generally attempts to identify the industries that, over the long term, will grow faster than the economy as a whole.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. From January 1, 2002 to April 30, 2002, Class B shares paid annual service and distribution fees of 0.70%. Beginning May 1, 2002, Class B shares pay annual service and distribution fees of 0.20%. Class B shares automatically convert into Class A shares at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq. If a security has not traded that day, or if it is not quoted on the Nasdaq, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest -- The fund accrues interest daily as it earns it.

      o     Cash dividends -- The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The difference is primarily due to differing treatments for wash sale deferrals. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any.

      o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it will not make a distribution.

The fund has elected to be taxed under Supchapter M of the Internal Revenue Code. As such the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund -- The fund pays these directly. Examples include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust and each fund pays a proportional share. Examples include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6  State Street Research Investment Trust

Portfolio Holdings
--------------------------------------------------------------------------------
June 30, 2002 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

# Denotes an American Depositary Receipt or a Global Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

     Issuer                                                Shares      Value
     ---------------------------------------------------------------------------

     Common Stocks 97.4% of net assets

     Automobiles & Transportation 2.3% of net assets
     ---------------------------------------------------------------------------

     Automotive Parts 1.3%
     Delphi Automotive Systems Corp.                    1,777,000    $23,456,400
                                                                   -------------

     Railroads 1.0%
     CSX Corp.                                            506,600     17,756,330
                                                                   -------------
     Total Automobiles & Transportation                               41,212,730
                                                                   -------------

     Consumer Discretionary 20.9% of net assets
     ---------------------------------------------------------------------------

     Commercial Services 2.8%
     Cendant Corp.*                                     1,698,600     26,973,768
     Waste Management Inc.                                912,500     23,770,625
                                                                   -------------
                                                                      50,744,393
                                                                   -------------

     Communications, Media & Entertainment 4.8%
     AOL Time Warner Inc.*                                912,450     13,422,140
     USA Interactive Inc.*                              1,482,600     34,766,970
     Viacom Inc. Cl. B*                                   896,466     39,776,196
                                                                   -------------
                                                                      87,965,306
                                                                   -------------

     Consumer Products 0.0%
     Avon Products Inc.                                    14,200        741,808
                                                                   -------------

     Printing & Publishing 0.4%
     News Corp. Ltd.#                                     285,900      6,555,687
                                                                   -------------

     Restaurants 2.9%
     Darden Restaurants Inc.                              426,900     10,544,430
(10) McDonald's Corp.                                   1,484,100     42,222,645
                                                                   -------------
                                                                      52,767,075
                                                                   -------------

     Retail 8.2%
(9)  Home Depot Inc.                                    1,242,750     45,646,207
     Kohl's  Corp.*                                       243,200     17,043,456
     Lowe's Companies Inc.                                 16,600        753,640
     Target Corp.                                       1,041,800     39,692,580
(8)  Wal-Mart Stores Inc.                                 834,400     45,900,344
                                                                   -------------
                                                                     149,036,227
                                                                   -------------

     Shoes 1.1%
     Nike Inc. Cl. B                                      379,300     20,349,445
                                                                   -------------

     Textile Apparel Manufacturers 0.7%
     Jones Apparel Group Inc.*                            321,600     12,060,000
                                                                   -------------
     Total Consumer Discretionary                                    380,219,941
                                                                   -------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
June 30, 2002

     Issuer                                                Shares      Value
     ---------------------------------------------------------------------------

     Consumer Staples 7.6% of net assets
     ---------------------------------------------------------------------------

     Beverages 2.8%
     Coca-Cola Co.                                        189,700    $10,623,200
     PepsiCo Inc.                                         818,500     39,451,700
                                                                   -------------
                                                                      50,074,900
                                                                   -------------

     Drug & Grocery Store Chains 1.2%
     CVS Corp.                                            721,100     22,065,660
                                                                   -------------

     Foods 1.1%
     Kraft Foods Inc. Cl. A                               496,200     20,319,390
                                                                   -------------

     Household Products 1.6%
     Procter & Gamble Co.                                 330,700     29,531,510
                                                                   -------------

     Tobacco 0.9%
     Philip Morris Companies, Inc.                        376,100     16,428,048
                                                                   -------------
     Total Consumer Staples                                          138,419,508
                                                                   -------------

     Financial Services 21.6% of net assets
     ---------------------------------------------------------------------------

     Banks & Savings & Loan 7.4%
     Bank of America Corp.                                371,200     26,117,632
     Bank of New York Co., Inc.                           171,400      5,784,750
     Bank One Corp.                                       860,200     33,100,496
     JPMorgan Chase & Co.                                 718,550     24,373,216
     U.S. Bancorp                                         432,800     10,105,880
     Washington Mutual Inc.                                29,300      1,087,323
     Wells Fargo & Co.                                    667,000     33,390,020
                                                                   -------------
                                                                     133,959,317
                                                                   -------------

     Financial Data Processing Services & Systems 1.6%
     First Data Corp.                                     808,700     30,083,640
                                                                   -------------

     Insurance 4.3%
(4)  ACE Limited                                        1,814,000     57,322,400
     American International Group Inc.                    300,451     20,499,772
                                                                   -------------
                                                                      77,822,172
                                                                   -------------

     Miscellaneous Financial 8.2%
     American Express Co.                                 429,200     15,588,544
     Capital One Financial Corp.                          275,300     16,807,065
(5)  Citigroup, Inc.                                    1,392,700     53,967,125
     Federal National Mortgage Association                292,200     21,549,750
     MGIC Investment Corp.                                295,800     20,055,240
     Morgan Stanley Dean Witter & Co.                     462,300     19,915,884
     Radian Group Inc.                                     11,800        576,430
                                                                   -------------
                                                                     148,460,038
                                                                   -------------

     Securities Brokerage & Services 0.1%
     Lehman Brothers Holdings Inc.                         29,400      1,838,088
                                                                   -------------
     Total Financial Services                                        392,163,255
                                                                   -------------

     Healthcare 11.4% of net assets
     ---------------------------------------------------------------------------

     Drugs & Biotechnology 10.7%
     Amgen Inc.*                                          699,900     29,311,812
     Andrx Corp.*                                          98,500      2,656,545
     Baxter International Inc.                            188,300      8,369,935
     Biogen Inc.*                                         188,400      7,805,412
     Johnson & Johnson                                    327,300     17,104,698
(6)  Pfizer Inc.                                        1,481,525     51,853,375
(3)  Pharmacia Corp.                                    1,545,900     57,893,955
     Wyeth Inc.                                           365,700     18,723,840
                                                                   -------------
                                                                     193,719,572
                                                                   -------------

     Healthcare Services 0.7%
     Anthem Inc.*                                           4,900        330,652
     Caremark Rx Inc.*                                    697,700     11,512,050
     Wellpoint Health Networks Inc. Cl. A*                  4,500        350,145
                                                                   -------------
                                                                      12,192,847
                                                                   -------------

     Hospital Supply 0.0%
     St. Jude Medical Inc.*                                12,900        952,665
                                                                   -------------
     Total Healthcare                                                206,865,084
                                                                   -------------

     Integrated Oils 4.1% of net assets
     ---------------------------------------------------------------------------

     Integrated International 4.1%
(7)  Exxon Mobil Corp.                                  1,226,600     50,192,472
     Shell Transport & Trading PLC#                       553,100     24,895,031
                                                                   -------------
     Total Integrated Oils                                            75,087,503
                                                                   -------------

     Materials & Processing 4.5% of net assets
     ---------------------------------------------------------------------------

     Chemicals 2.0%
     Air Products & Chemicals Inc.                        244,400     12,334,868
     E.I. du Pont de Nemours & Co.                        205,400      9,119,760
     Praxair Inc.                                         264,900     15,091,353
                                                                   -------------
                                                                      36,545,981
                                                                   -------------

     Forest Products 0.3%
     Weyerhaeuser Co.                                      81,800      5,222,930
                                                                   -------------

The text and notes are an integral part of the financial statements.


8  State Street Research Investment Trust

     Issuer                                            Shares       Value
     ------------------------------------------------------------------------

     Gold & Precious Metals 0.1%
     Newmont Mining Corp.                              50,600      $1,332,298
                                                                -------------

     Paper & Forest Products 2.1%
     International Paper Co.                          884,100      38,529,078
                                                                -------------
     Total Materials & Processing                                  81,630,287
                                                                -------------

     Other 4.5% of net assets
     ------------------------------------------------------------------------

     Multi-Sector 4.5%
(2)  General Electric Co.                           2,033,600      59,076,080
     Honeywell International Inc.                     645,800      22,751,534
                                                                -------------
     Total Other                                                   81,827,614
                                                                -------------

     Other Energy 3.7% of net assets
     ------------------------------------------------------------------------

     Oil & Gas Producers 2.9%
     Anadarko Petroleum Corp.                         220,200      10,855,860
     Burlington Resources Inc.                        248,900       9,458,200
     Ocean Energy Inc.                              1,481,200      32,097,604
                                                                -------------
                                                                   52,411,664
                                                                -------------

     Oil Well Equipment & Services 0.8%
     Noble Corp.*                                     374,800      14,467,280
                                                                -------------
     Total Other Energy                                            66,878,944
                                                                -------------

     Producer Durables 2.5% of net assets
     ------------------------------------------------------------------------

     Aerospace 2.4%
     Boeing Co.                                        17,000         765,000
     Lockheed Martin Corp.                            164,200      11,411,900
     United Technologies Corp.                        464,600      31,546,340
                                                                -------------
                                                                   43,723,240
                                                                -------------

     Industrial Products 0.0%
     Agilent Technologies Inc.*                        15,700         371,305
                                                                -------------

     Machinery 0.1%
     ASM Lithography Holdings NV*                      33,500         506,520
                                                                -------------
     Total Producer Durables                                       44,601,065
                                                                -------------

     Technology 13.0% of net assets
     ------------------------------------------------------------------------

     Communications Technology 1.4%
     Cisco Systems Inc.*                            1,808,900      25,234,155
                                                                -------------

     Computer Software 4.6%
(1)  Microsoft Corp.*                               1,233,900      67,494,330
     Oracle Systems Corp.*                             78,100         739,607
     QLogic Corp.*                                    336,700      12,828,270
     Siebel Systems Inc.*                             238,100       3,385,782
                                                                -------------
                                                                   84,447,989
                                                                -------------

     Computer Technology 3.1%
     Dell Computer Corp.*                             696,200      18,198,668
     Hewlett-Packard Co.                              958,806      14,650,556
     IBM Corp.                                        266,200      19,166,400
     Sun Microsystems Inc.*                         1,036,420       5,192,464
                                                                -------------
                                                                   57,208,088
                                                                -------------

     Electronics: Semiconductors/Components 3.9%
     Altera Corp.*                                     18,800         255,680
     Intel Corp.                                    2,225,900      40,667,193
     Micron Technology Inc.*                          456,300       9,226,386
     Texas Instruments Inc.                           841,500      19,943,550
                                                                -------------
                                                                   70,092,809
                                                                -------------
     Total Technology                                             236,983,041
                                                                -------------

     Utilities 1.3% of net assets
     ------------------------------------------------------------------------

     Telecommunications 1.3%
     SBC Communications Inc.                          805,800      24,576,900
                                                                -------------
     Total Utilities                                               24,576,900
                                                                -------------

     Total Common Stocks                                        1,770,465,872(a)
                                                                -------------

--------------------------------------------------------------------------------
(a) The fund paid a total of $1,586,270,042 for these securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
June 30, 2002

                                                            Coupon          Maturity       Amount of
Issuer                                                       Rate             Date         Principal                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper  2.5% of net assets

Caterpillar Financial Services NV                            1.76%          7/03/2002      $7,000,000                 $6,999,316

Federal Home Loan Bank                                       1.70%          7/01/2002      10,310,000                 10,310,000

Morgan Stanley Dean Witter & Co.                             1.87%          7/02/2002       9,717,000                  9,716,495

Wells Fargo Financial Inc.                                   1.74%          7/15/2002      17,582,000                 17,570,103
                                                                                                                      ----------

Total Commercial Paper                                                                                                44,595,914(1)
                                                                                                                      ----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $44,595,914 for these securities.
--------------------------------------------------------------------------------

                                               % of
                                            Net Assets              Value
--------------------------------------------------------------------------------

Summary of Portfolio Assets

Total Investments                              99.9%           $1,815,061,786(2)

Other Assets, Less Liabilities                  0.1%                1,959,681
                                              -----            --------------

Net Assets                                    100.0%           $1,817,021,467
                                              =====            ==============

--------------------------------------------------------------------------------
(2) The fund paid a total of $1,630,865,956 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Investment Trust

--------------------------------------------------------------------------------
Federal Income Tax Information

At June 30, 2002, the net unrealized appreciation of investments based on cost for federal income tax purposes of $1,637,235,885 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                    $293,430,275

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                    (115,604,374)
                                                                   ------------

                                                                   $177,825,901
                                                                   ============
--------------------------------------------------------------------------------

At December 31, 2001, the fund had a capital loss carryforward of $202,257,014 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2009.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2002  (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                        $1,815,061,786(1)
Collateral for securities on loan                                 51,725,850
Receivable for securities sold                                    10,944,922
Dividends receivable                                               1,604,556
Receivable for fund shares sold                                      231,848
Other assets                                                          94,027
                                                              --------------
                                                               1,879,662,989

Liabilities

Payable for collateral received on securities loaned              51,725,850
Payable for fund shares redeemed                                   3,970,921
Payable for securities purchased                                   3,777,671
Accrued transfer agent and shareholder services                    1,425,957
Accrued management fee                                               777,883
Accrued distribution and service fees                                481,238
Payable to custodian                                                 234,888
Accrued trustees' fee                                                 36,331
Accrued administration fee                                            23,504
Other accrued expenses                                               187,279
                                                              --------------
                                                                  62,641,522
                                                              --------------

Net Assets                                                    $1,817,021,467
                                                              ==============

Net Assets consist of:
  Unrealized appreciation of investments                        $184,195,830
  Accumulated net realized loss                                 (410,121,087)
  Paid-in capital                                              2,042,946,724
                                                              --------------
                                                              $1,817,021,467(2)
                                                              ==============

* Includes securities on loan valued at $50,092,862

--------------------------------------------------------------------------------
(1) The fund paid a total of $1,630,865,956 for these securities.
--------------------------------------------------------------------------------
(2)                 Net Asset Value (NAV) of Each Share Class
Except where noted, the NAV is the offering and the redemption price for each class.

Class   Net Assets   /  Number of Shares    =     NAV
 A     $497,802,663        62,284,901            $7.99*
 B(1)  $308,818,250        40,051,585            $7.71**
 B     $377,709,576        48,405,359            $7.80**
 C      $44,955,208         5,812,286            $7.73**
 S     $587,735,770        72,433,005            $8.11

*     Maximum offering price per share = $8.48 ($7.99 / 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12  State Street Research Investment Trust

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended June 30, 2002  (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                  $11,424,466
Interest                                                             810,019(1)
                                                               -------------
                                                                  12,234,485

Expenses

Management fee                                                     5,163,337(2)
Transfer agent and shareholder services                            2,911,325(3)
Distribution and service fees - Class A                              873,706(4)
Distribution and service fees - Class B(1)                         1,797,380(4)
Distribution and service fees - Class B                            1,249,186(4)
Distribution and service fees - Class C                              273,418(4)
Custodian fee                                                        186,811
Reports to shareholders                                              169,428
Registration fees                                                     70,060
Legal fees                                                            46,344
Administration fee                                                    38,171(5)
Audit fee                                                             18,600
Trustees' fees                                                         3,816(6)
Miscellaneous                                                        106,408
                                                               -------------
                                                                  12,907,990
Fees paid indirectly                                                (122,086)(7)
                                                               -------------
                                                                  12,785,904
                                                               -------------
Net investment loss                                                 (551,419)
                                                               -------------

Realized and Unrealized Loss
on Investments

Net realized loss on investments                                (192,884,974)(8)
Change in unrealized depreciation
  of investments                                                (215,185,279)
                                                               -------------
Net loss on investments                                         (408,070,253)
                                                               -------------
Net decrease in net assets resulting
  from operations                                              ($408,621,672)
                                                               =============

--------------------------------------------------------------------------------
(1) Includes $101,339 in income from the lending of portfolio securities. As of the report date, the fund had a total of $50,092,862 of securities out on loan and was holding a total of $51,725,850 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(2) The management fee is 0.55% of the first $500 million of average net assets, annually, 0.50% of the next $500 million, and 0.45% of any amount over $1 billion.
--------------------------------------------------------------------------------
(3) Includes a total of $1,253,410 paid to the distributor and to MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------
(4) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of June 30, 2002, there were $557,872 and $93,875 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(5) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among the State Street Research funds.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(7) Represents transfer agents credits earned from uninvested cash balances and directed brokerage credits used to reduce the custodian fee.
--------------------------------------------------------------------------------
(8) The fund sold $887,273,279 worth of securities. During this same period, the fund also bought $736,073,259 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                          Six months ended
                                            June 30, 2002         Year ended
                                             (unaudited)       December 31, 2001
--------------------------------------------------------------------------------

Decrease In Net Assets

Operations:
Net investment loss                            ($551,419)           ($5,197,156)
Net realized loss
  on investments                            (192,884,974)          (196,165,701)
Change in unrealized
  depreciation of investments               (215,185,279)          (406,027,827)
                                          -------------------------------------
Net decrease resulting
  from operations                           (408,621,672)          (607,390,684)
                                          -------------------------------------

Distribution from capital gains:
  Class A                                             --             (5,169,887)
  Class B(1)                                          --             (3,062,434)
  Class B                                             --             (5,244,892)
  Class C                                             --               (560,631)
  Class S                                             --             (5,877,593)
                                          -------------------------------------
                                                      --            (19,915,437)
                                          -------------------------------------
Net decrease from
  fund share transactions                   (198,703,498)(1)       (254,006,963)
                                          -------------------------------------
Total decrease in net assets                (607,325,170)          (881,313,084)

Net Assets

Beginning of period                        2,424,346,637          3,305,659,721
                                          -------------------------------------
End of period                             $1,817,021,467         $2,424,346,637
                                          =====================================

The text and notes are an integral part of the financial statements.


14  State Street Research Investment Trust

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                          Six months ended
                                            June 30, 2002                        Year ended
                                             (unaudited)                      December 31, 2001
                                     -----------------------------------------------------------------
Class A                                 Shares          Amount              Shares          Amount
======================================================================================================
 Shares sold                           7,574,773      $69,001,443*        28,085,932     $296,465,154

 Issued upon reinvestment of
   distribution from capital gains            --               --            494,284        4,968,522

 Shares redeemed                     (12,776,891)    (114,687,169)       (31,765,189)    (330,290,463)
                                     -----------------------------------------------------------------

 Net decrease                         (5,202,118)    ($45,685,726)        (3,184,973)    ($28,856,787)
                                     =================================================================

Class B(1)                              Shares          Amount              Shares          Amount
======================================================================================================
 Shares sold                           2,685,510      $23,526,124**       10,125,914     $102,892,217

 Issued upon reinvestment of
   distribution from capital gains            --               --            302,301        3,019,074

 Shares redeemed                      (5,464,207)     (46,851,905)***     (8,128,557)     (78,833,425)
                                     -----------------------------------------------------------------

 Net increase (decrease)              (2,778,697)    ($23,325,781)         2,299,658      $27,077,866
                                     =================================================================

Class B                                 Shares          Amount              Shares          Amount
======================================================================================================
 Shares sold                             454,143       $3,956,227**        1,287,140      $13,456,987

 Issued upon reinvestment of
   distribution from capital gains            --               --            476,077        4,675,095

 Shares redeemed                      (9,999,857)     (87,626,427)***    (19,318,764)    (191,007,924)
                                     -----------------------------------------------------------------

 Net decrease                         (9,545,714)    ($83,670,200)       (17,555,547)   ($172,875,842)
                                     =================================================================

Class C                                 Shares          Amount              Shares          Amount
======================================================================================================
 Shares sold                             184,056       $1,640,091**          970,963       $9,939,440

 Issued upon reinvestment of
   distribution from capital gains            --               --             51,662          518,862

 Shares redeemed                      (1,192,300)     (10,389,152)****    (2,084,572)     (20,393,747)
                                     -----------------------------------------------------------------

 Net decrease                         (1,008,244)     ($8,749,061)        (1,061,947)     ($9,935,445)
                                     =================================================================

Class S                                 Shares          Amount              Shares          Amount
======================================================================================================
 Shares sold                           1,633,326      $14,910,568          2,108,543      $22,145,313

 Issued upon reinvestment of
   distribution from capital gains            --               --            316,279        3,207,071

 Shares redeemed                      (5,747,580)     (52,183,298)        (9,025,807)     (94,769,139)
                                     -----------------------------------------------------------------

 Net decrease                         (4,114,254)    ($37,272,730)        (6,600,985)    ($69,416,755)
                                     =================================================================

      The trustees have the authority to issue an unlimited number of shares of beneficial interest, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $62,881 and $335,216, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $621,722, $373 and $1,021 for Class B(1), Class B and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $655,946 and $262,325 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

****  Includes $833 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                                           Class A
                                                          ==========================================================================
                                                          Six months ended                  Years ended December 31
                                                            June 30, 2002    -------------------------------------------------------
Per-Share Data                                             (unaudited)(a)    2001(a)    2000(a)    1999(a)    1998(a)    1997(a)
====================================================================================================================================
 Net asset value, beginning of period ($)                         9.70         11.98      14.01      12.36      10.41       9.07
                                                               -------       -------    -------    -------    -------    -------
  Net investment income (loss) ($)                                0.00         (0.01)     (0.00)      0.02       0.07       0.10

  Net realized and unrealized gain (loss) on investments ($)     (1.71)        (2.20)     (0.78)      2.37       2.89       2.54
                                                               -------       -------    -------    -------    -------    -------
 Total from investment operations ($)                            (1.71)        (2.21)     (0.78)      2.39       2.96       2.64
                                                               -------       -------    -------    -------    -------    -------
  Dividends from net investment income ($)                          --            --         --      (0.01)     (0.06)     (0.10)

  Distributions from capital gains ($)                              --         (0.07)     (1.25)     (0.73)     (0.95)     (1.20)
                                                               -------       -------    -------    -------    -------    -------
 Total distributions ($)                                            --         (0.07)     (1.25)     (0.74)     (1.01)     (1.30)
                                                               -------       -------    -------    -------    -------    -------
 Net asset value, end of period ($)                               7.99          9.70      11.98      14.01      12.36      10.41
                                                               =======       =======    =======    =======    =======    =======
 Total return (%) (b)                                           (17.63)(d)    (18.44)     (5.90)     19.75      29.12      28.91

Ratios/Supplemental Data:
====================================================================================================================================

 Net assets at end of period ($ thousands)                     497,803       654,911    846,485    802,359    574,858    367,759

 Expense ratio (%)                                                1.12(e)       1.11       0.94       0.93       0.85       0.76

 Expense ratio after expense reductions (%)                       1.11(e)       1.10       0.93       0.92       0.84       0.76

 Ratio of net investment income (loss) to
 average net assets (%)                                           0.04(e)      (0.06)     (0.02)      0.14       0.63       0.90

 Portfolio turnover rate (%)                                     35.10        105.61      86.64      71.45      66.32      75.21

                                                                               Class B(1)
                                                           =================================================
                                                           Six months ended      Years ended December 31
                                                             June 30, 2002   -------------------------------
Per-Share Data                                              (unaudited)(a)   2001(a)    2000(a)   1999(a)(c)
============================================================================================================
 Net asset value, beginning of period ($)                         9.40         11.68      13.79      12.25
                                                               -------       -------    -------    -------
  Net investment loss ($)                                        (0.03)        (0.08)     (0.10)     (0.09)

  Net realized and unrealized gain (loss) on investments ($)     (1.66)        (2.13)     (0.76)      2.36
                                                               -------       -------    -------    -------
 Total from investment operations ($)                            (1.69)        (2.21)     (0.86)      2.27
                                                               -------       -------    -------    -------
  Distributions from capital gains ($)                              --         (0.07)     (1.25)     (0.73)
                                                               -------       -------    -------    -------
 Total distributions ($)                                            --         (0.07)     (1.25)     (0.73)
                                                               -------       -------    -------    -------
 Net asset value, end of period ($)                               7.71          9.40      11.68      13.79
                                                               =======       =======    =======    =======
 Total return (%) (b)                                           (17.98)(d)    (18.92)     (6.58)     18.91

Ratios/Supplemental Data
============================================================================================================

 Net assets at end of period ($ thousands)                     308,818       402,415    473,407    298,303

 Expense ratio (%)                                                1.82(e)       1.81       1.66       1.68

 Expense ratio after expense reductions (%)                       1.81(e)       1.80       1.65       1.67

 Ratio of net investment loss to average net assets (%)          (0.66)(e)     (0.76)     (0.73)     (0.68)

 Portfolio turnover rate (%)                                     35.10        105.61      86.64      71.45

The text and notes are an integral part of the financial statements.


16  State Street Research Investment Trust

                                                                                             Class B
                                                           =========================================================================
                                                           Six months ended                Years ended December 31
                                                             June 30, 2002   -------------------------------------------------------
Per-Share Data                                              (unaudited)(a)   2001(a)    2000(a)     1999(a)     1998(a)    1997(a)
====================================================================================================================================
 Net asset value, beginning of period ($)                         9.48         11.75      13.80        12.25      10.34       9.03
                                                               -------       -------    -------    ---------    -------    -------
  Net investment income (loss) ($)                               (0.01)        (0.04)     (0.04)       (0.06)     (0.01)      0.02

  Net realized and unrealized gain (loss) on investments ($)     (1.67)        (2.16)     (0.76)        2.34       2.87       2.51
                                                               -------       -------    -------    ---------    -------    -------
 Total from investment operations ($)                            (1.68)        (2.20)     (0.80)        2.28       2.86       2.53
                                                               -------       -------    -------    ---------    -------    -------
  Dividend from net investment income ($)                           --            --         --           --         --      (0.02)

  Distributions from capital gains ($)                              --         (0.07)     (1.25)       (0.73)     (0.95)     (1.20)
                                                               -------       -------    -------    ---------    -------    -------
 Total distributions ($)                                            --         (0.07)     (1.25)       (0.73)     (0.95)     (1.22)
                                                               -------       -------    -------    ---------    -------    -------
 Net asset value, end of period ($)                               7.80          9.48      11.75        13.80      12.25      10.34
                                                               =======       =======    =======    =========    =======    =======
 Total return (%) (b)                                           (17.72)(d)    (18.72)     (6.14)       18.99      28.26      27.80

Ratios/Supplemental Data
====================================================================================================================================

 Net assets at end of period ($ thousands)                     377,710       549,661    887,018    1,070,608    944,388    558,568

 Expense ratio (%)                                                1.35(e)       1.49       1.23         1.54       1.60       1.51

 Expense ratio after expense reductions (%)                       1.34(e)       1.48       1.22         1.53       1.59       1.51

 Ratio of net investment income (loss) to
 average net assets (%)                                          (0.20)(e)     (0.43)     (0.31)       (0.46)     (0.12)      0.15

 Portfolio turnover rate (%)                                     35.10        105.61      86.64        71.45      66.32      75.21

                                                                                       Class C
                                                          ==================================================================
                                                          Six months ended              Years ended December 31
                                                            June 30, 2002   ------------------------------------------------
Per-Share Data                                             (unaudited)(a)   2001(a)   2000(a)   1999(a)   1998(a)   1997(a)
============================================================================================================================
 Net asset value, beginning of period ($)                        9.43        11.72     13.83     12.29     10.38      9.05
                                                               ------       ------    ------    ------    ------    ------
  Net investment income (loss) ($)                              (0.03)       (0.08)    (0.10)    (0.08)    (0.01)     0.02

  Net realized and unrealized gain (loss) on investments ($)    (1.67)       (2.14)    (0.76)     2.35      2.87      2.53
                                                               ------       ------    ------    ------    ------    ------
 Total from investment operations ($)                           (1.70)       (2.22)    (0.86)     2.27      2.86      2.55
                                                               ------       ------    ------    ------    ------    ------
  Dividend from net investment income ($)                          --           --        --        --        --     (0.02)

  Distributions from capital gains ($)                             --        (0.07)    (1.25)    (0.73)    (0.95)    (1.20)
                                                               ------       ------    ------    ------    ------    ------
 Total distributions ($)                                           --        (0.07)    (1.25)    (0.73)    (0.95)    (1.22)
                                                               ------       ------    ------    ------    ------    ------
 Net asset value, end of period ($)                              7.73         9.43     11.72     13.83     12.29     10.38
                                                               ======       ======    ======    ======    ======    ======
 Total return (%) (b)                                          (18.03)(d)   (18.94)    (6.56)    18.85     28.15     27.93

Ratios/Supplemental Data
============================================================================================================================

 Net assets at end of period ($ thousands)                     44,955       64,297    92,373    90,977    55,263    36,290

 Expense ratio (%)                                               1.82(e)      1.81      1.66      1.68      1.60      1.51

 Expense ratio after expense reductions (%)                      1.81(e)      1.80      1.65      1.67      1.59      1.51

 Ratio of net investment income (loss)
 to average net assets (%)                                      (0.66)(e)    (0.76)    (0.73)    (0.62)    (0.13)     0.15

 Portfolio turnover rate (%)                                    35.10       105.61     86.64     71.45     66.32     75.21

(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   January 1, 1999 (commencement of share class), to December 31, 1999.
(d)   Not annualized.
(e)   Annualized.

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                     Class S
                                           =========================================================================================
                                           Six months ended                          Years ended December 31
                                             June 30, 2002     ---------------------------------------------------------------------
Per-Share Data                              (unaudited)(a)     2001(a)        2000(a)         1999(a)         1998(a)        1997(a)
====================================================================================================================================
 Net asset value, beginning of period ($)        9.84            12.10           14.10           12.42           10.45         9.11
                                              -------          -------       ---------       ---------       ---------      -------
  Net investment income ($)                      0.02             0.03            0.04            0.05            0.10         0.12

  Net realized and unrealized gain
  (loss) on investments ($)                     (1.75)           (2.22)          (0.79)           2.38            2.91         2.54
                                              -------          -------       ---------       ---------       ---------      -------
 Total from investment operations ($)           (1.73)           (2.19)          (0.75)           2.43            3.01         2.66
                                              -------          -------       ---------       ---------       ---------      -------
  Dividends from net investment income ($)         --               --            0.00           (0.02)          (0.09)       (0.12)

  Distributions from capital gains ($)             --            (0.07)          (1.25)          (0.73)          (0.95)       (1.20)
                                              -------          -------       ---------       ---------       ---------      -------
 Total distributions ($)                           --            (0.07)          (1.25)          (0.75)          (1.04)       (1.32)
                                              -------          -------       ---------       ---------       ---------      -------
 Net asset value, end of period ($)              8.11             9.84           12.10           14.10           12.42        10.45
                                              =======          =======       =========       =========       =========      =======
 Total return (%) (b)                          (17.58)(d)       (18.09)          (5.64)          20.01           29.51        29.08

Ratios/Supplemental Data
====================================================================================================================================

 Net assets at end of period ($ thousands)    587,736          753,064       1,006,378       1,157,727       1,030,011      883,276

 Expense ratio (%)                               0.82(e)          0.81            0.66            0.68            0.60         0.51

 Expense ratio after expense reductions (%)      0.81(e)          0.80            0.65            0.67            0.59         0.51

 Ratio of net investment income to
 average net assets (%)                          0.34(e)          0.24            0.26            0.39            0.88         1.17

 Portfolio turnover rate (%)                    35.10            105.6           86.64           71.45           66.32        75.21

(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   January 1, 1999 (commencement of share class), to December 31, 1999.
(d)   Not annualized.
(e)   Annualized.

The text and notes are an integral part of the financial statements.


18  State Street Research Investment Trust

State Street Research Master Investment Trust

     Name,     Position(s)  Term of Office                                              in Fund Complex              Other
   Address      Held with    and Length of         Principal Occupations                   Overseen by        Directorships Held
 and Age (a)      Fund      Time Served (b)          During Past 5 Years               Trustee/Officer (c)    by Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent
Trustees

Bruce R. Bond    Trustee      Since 1999     Retired; formerly Chairman of the Board,          28           Ceridian Corporation
(56)                                         Chief Executive Officer and President,
                                             PictureTel Corporation (video
                                             conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.         Trustee      Since 1997     Retired; formerly Senior Vice President           48           Metropolitan Series
Garban                                       for Finance and Operations and                                 Fund, Inc.(d)
(64)                                         Treasurer, The Pennsylvania State
                                             University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.          Trustee      Since 1974     Retired; formerly Executive Vice                  48           The Clorox Company;
Morton                                       President, Chief Operating Officer and                         KLA-Tencor Corporation;
(70)                                         Director, Hewlett-Packard Company                              BEA Systems, Inc.;
                                             (computer manufacturer)                                        Cepheid; Pharsight
                                                                                                            Corporation; and
                                                                                                            Metropolitan Series
                                                                                                            Fund, Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.         Trustee      Since 1998     Dean, School of Business and Public               28           None
Phillips                                     Management, George Washington
(57)                                         University; formerly, a member of the
                                             Board of Governors of the Federal
                                             Reserve System; and Chairman and
                                             Commissioner of the Commodity Futures
                                             Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby             Trustee      Since 1990     President, Founders Investments Ltd.              48           A. P. PHARMA, Inc.; and
Rosenblatt                                   (investments); formerly President, The                         Metropolitan Series
(64)                                         Glen Ellen Company (private investment                         Fund, Inc.(d)
                                             firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.       Trustee      Since 1989     Jay W. Forrester Professor of                     48           Metropolitan Series
Scott Morton                                 Management, Sloan School of Management,                        Fund, Inc.(d)
(64)                                         Massachusetts Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.         Trustee      Since 2002     Attorney; formerly Partner, Dechert (law          28           SEI Investments Funds
Storey                                       firm)                                                          (consisting of 104
(71)                                                                                                        portfolios); and The
                                                                                                            Massachusetts Health &
                                                                                                            Education Tax-Exempt
                                                                                                            Trust
------------------------------------------------------------------------------------------------------------------------------------
Interested
Trustee

Richard S.       Trustee      Since 2000     Chairman of the Board, President and              28           None
Davis++                                      Chief Executive Officer of State Street
(56)                                         Research & Management Company; formerly
                                             Senior Vice President, Fixed Income
                                             Investments, Metropolitan Life Insurance
                                             Company; and Managing Director, J.P.
                                             Morgan Investment Management
------------------------------------------------------------------------------------------------------------------------------------
Officers

John S.           Vice        Since 2001     Managing Director, Chief Financial                28           None
Lombardo        President                    Officer and Director of State Street
(47)                                         Research & Management Company; formerly
                                             Executive Vice President, State Street
                                             Research & Management Company; and
                                             Senior Vice President, Product and
                                             Financial Management, MetLife Auto &
                                             Home
------------------------------------------------------------------------------------------------------------------------------------
James M.          Vice        Since 1996     Managing Director and Director of State           26           None
Weiss           President                    Street Research & Management Company;
(56)                                         formerly Executive Vice President and
                                             Senior Vice President, State Street
                                             Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
John Wilson       Vice        Since 1996     Managing Director of State Street                 2            None
(39)            President                    Research & Management Company; formerly,
                                             Vice President and Senior Vice
                                             President, of State Street Research &
                                             Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.      Treasurer     Since 2001     Senior Vice President and Treasurer of            28           None
Romich                                       State Street Research & Management
(45)                                         Company; formerly Vice President and
                                             Assistant Treasurer, State Street
                                             Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.      Secretary     Since 1995     Managing Director, General Counsel and            28           None
McNamara, III                                Secretary of State Street Research &
(47)                                         Management Company; formerly Executive
                                             Vice President, State Street Research &
                                             Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research Company, as noted.

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                       PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
--------------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com

Webcasts
--------------------------------------------
[GRAPHIC] For a professional perspective on the markets, the economy and timely investment topics, tune in to a State
          Street Research web cast.

Complete Fund Listing
--------------------------------------------
[GRAPHIC] For a list of our funds, visit our web site at www.ssrfunds.com under Research Our Funds.

State Street Research
FYI
--------------------------------------------------------------------------------
[GRAPHIC]       State Street Research introduces electronic delivery of
                quarterly statements, shareholder reports and fund prospectuses.
                If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

                Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

    [LOGO]      The Dalbar awards recognize quality shareholder service and
    DALBAR      should not be considered a rating of fund performance. The
  MUTUAL FUND   survey included mutual fund complexes that volunteered or were
 SERVICE AWARD  otherwise selected to participate and was not industrywide.
     2001
for Excellence
  in Service

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Investment Trust prospectus. When used after September 30, 2002, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

Control Number:(exp0603)SSR-LD                                      IT-2189-0802

                           -------------------------
                             STATE STREET RESEARCH
                           -------------------------
                                EQUITY INDEX FUND
                           -------------------------

                           SEMIANNUAL REPORT
                           June 30, 2002

                           ------------------
                             WHAT'S INSIDE
                           ------------------

                           INVESTMENT UPDATE
                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION
                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                           MUTUAL FUND
                                                          SERVICE AWARD
                                                              2001
                                                    ---------------------------

                                                         For Excellence
                                                           in Service

[logo] STATE STREET RESEARCH

STATE STREET RESEARCH EQUITY INDEX FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------


INVESTMENT ENVIRONMENT

THE ECONOMY
o During the six-month period ended June 30, 2002, the U.S. economy bounced back from a single quarter of negative growth, with GDP rising at an average annual rate of 5.0% in the first quarter.

o Consumers continued to spend, with the help of tax refunds, generally lower tax rates and an infusion of household cash from mortgage refinancing.

o Spending on autos and housing remained strong throughout most of the period.

o Signs of an uptick in capital spending began to emerge towards the end of the period.

THE MARKETS
o The bond market outperformed most broad stock market indexes for the first six months of the year. The Lehman Brothers Aggregate Bond Index, a broad measure of government and corporate bonds, gained 3.79%.(1) Mortgage and municipal bonds were the strongest performers during the period.

o The U.S. stock market gave back all of the ground it gained in the aftermath of the events of September 11 and ended the six-month period down 13.15% as measured by the S&P 500 Index.(1)

o A declining dollar helped markets in industrialized countries contain their losses to a modestly negative 1.62% return for the MSCI EAFE(R) Index for the six-month period.(1)

THE FUND

OVER THE PAST SIX MONTHS
o For the six months ended June 30, 2002, Class A shares of State Street Research Equity Index Fund returned -13.66% (does not reflect sales charge).(2) The fund underperformed the S&P 500 Index, which returned -13.15% for the same period.(1)

STRATEGY
o The portfolio mirrors the S&P 500 Index in the stocks it owns and their relative proportions.(1) It is a passive portfolio.

June 30, 2002

(1) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Aggregate Bond Index includes fixed-rate debt issues rated investment-grade or higher. The MSCI EAFE Index is comprised of stocks from Europe, Australasia and the Far East. The indexes are unmanaged and do not take transaction charges into consideration. It is not possible to invest directly in an index. "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's", and "500" are all trademarks of the McGraw Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.

(2) KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(3) Currently, Class A shares are only available to certain retirement plans and no front-end sales charge applies. Sales charges of up to 5.75% can apply if Class A shares are made available to other investors.

(4) The fund commenced operations on September 5, 2000. The fund is a feeder fund that invests exclusively in a master fund, State Street Equity 500 Index Portfolio (the "Portfolio"). The fund is not related to the Portfolio. Performance data for the fund should be interpreted carefully by investors.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2002)
-------------------------------------------------------------------------------

ANNUAL AVERAGE TOTAL RETURN2,3,4*
(at maximum applicable sales charge)
-------------------------------------------------------------------------------
                                LIFE OF FUND
                               (SINCE 9/5/00)                     1 YEAR
-------------------------------------------------------------------------------
Class A                            -20.27%                        -18.65%
-------------------------------------------------------------------------------

* Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

STATE STREET RESEARCH EQUITY INDEX FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 2002 (Unaudited)

ASSETS
Investments in State Street Equity 500 Index Portfolio
  ("Portfolio"), at value (Note 1) ...........................       $3,449,238
Receivable from distributor (Note 3) .........................           30,455
Receivable for fund shares sold ..............................           28,127
Other assets .................................................           14,087
                                                                     ----------
                                                                      3,521,907
LIABILITIES
Accrued administration fee (Note 2) ..........................            4,482
Accrued transfer agent and shareholder services (Note 2) .....            3,842
Accrued trustees' fees (Note 2) ..............................            2,100
Payable for fund shares redeemed .............................              890
Accrued administrative fee (Note 2) ..........................              793
Accrued distribution and service fees (Note 5) ...............              793
Other accrued expenses .......................................           76,186
                                                                     ----------
                                                                         89,086
                                                                     ----------
NET ASSETS ...................................................       $3,432,821
                                                                     ==========
Net Assets consist of:
  Undistributed net investment income ........................       $   22,133
  Net unrealized depreciation ................................         (632,891)
  Accumulated net realized loss ..............................         (109,897)
  Paid-in capital ............................................        4,153,476
                                                                     ----------
                                                                     $3,432,821
                                                                     ==========
Net Asset Value and redemption price per share of
  Class A shares ($3,432,821 / 519,099 shares) ...............       $     6.61
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EQUITY INDEX FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
Dividend income allocated from Portfolio .....................        $  24,692
Interest income allocated from Portfolio .....................              910
Expenses allocated from Portfolio ............................             (790)
                                                                      ---------
                                                                         24,812
EXPENSES
Administration fee (Note 2) ..................................           42,735
Custodian fee ................................................           30,985
Registration fees ............................................           24,246
Transfer agent and shareholder services (Note 2) .............           14,698
Audit fee ....................................................           11,768
Administrative fee (Note 2) ..................................            4,263
Distribution and service fees - Class A (Note 5) .............            4,263
Reports to shareholders ......................................            4,172
Trustees' fees (Note 2) ......................................            4,097
Legal fees ...................................................            1,529
Miscellaneous ................................................            1,800
                                                                      ---------
                                                                        144,566
Expenses borne by the Distributor (Note 3) ...................         (133,102)
Fees paid indirectly (Note 2) ................................           (1,989)
                                                                      ---------
                                                                          9,465
                                                                      ---------
Net investment income ........................................           15,347
                                                                      ---------
REALIZED AND UNREALIZED LOSS
Net realized loss allocated from Portfolio on:
  Investment security transactions ...........................           (8,991)
  Financial futures contracts ................................           (9,236)
                                                                      ---------
    Net realized loss ........................................          (18,227)
                                                                      ---------
Change in unrealized depreciation allocated from Portfolio:
  Investment securities ......................................         (513,980)
  Financial futures contracts ................................           (2,799)
                                                                      ---------
    Change in net unrealized depreciation ....................         (516,779)
                                                                      ---------
  Net loss on investments ....................................         (535,006)
                                                                      ---------
Net decrease in net assets resulting from operations .........        ($519,659)
                                                                      =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EQUITY INDEX FUND

------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED
                                                                    JUNE 30, 2002             YEAR ENDED
                                                                     (UNAUDITED)           DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations:
Net investment income ......................................          $   15,347               $   12,436
Net realized loss ..........................................             (18,227)                 (97,175)
Change in unrealized depreciation ..........................            (516,779)                 (58,283)
                                                                      ----------               ----------
Net decrease resulting from operations .....................            (519,659)                (143,022)
                                                                      ----------               ----------
Dividend from net investment income ........................              (6,562)                    --
                                                                      ----------               ----------
Share transactions:
  Proceeds from sale of shares .............................           2,254,380                4,733,061
  Net asset value of shares issued in payment of
    dividends ..............................................               6,562                     --
  Cost of shares redeemed ..................................          (1,470,424)              (1,950,635)
                                                                      ----------               ----------
Net increase from fund share transactions ..................             790,518                2,782,426
                                                                      ----------               ----------
Total increase in net assets ...............................             264,297                2,639,404

NET ASSETS
Beginning of period ........................................           3,168,524                  529,120
                                                                      ----------               ----------
End of period (includes
  undistributed net investment income of $22,133 and
  $13,348, respectively) ...................................          $3,432,821               $3,168,524
                                                                      ==========               ==========
Number of shares:
Sold .......................................................             300,884                  602,413
Issued upon reinvestment of dividends ......................                 856                     --
Redeemed ...................................................            (195,796)                (249,449)
                                                                      ----------               ----------
Net increase in fund shares ................................             105,944                  352,964
                                                                      ==========               ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EQUITY INDEX FUND


-----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period(a)(e)
                                                                                                SEPTEMBER 5, 2000
                                          SIX MONTHS ENDED                                      (COMMENCEMENT OF
                                           JUNE 30, 2002               YEAR ENDED                OPERATIONS) TO
                                            (UNAUDITED)             DECEMBER 31, 2001           DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($) .     7.67                       8.79                      10.00
                                               ----                       ----                       ----
  Net investment income ($)* .............     0.03                       0.06                       0.02
  Net realized and unrealized loss on
    investments ($) ......................    (1.08)                     (1.18)                     (1.23)
                                               ----                       ----                       ----
TOTAL FROM INVESTMENT OPERATIONS ($) .....    (1.05)                     (1.12)                     (1.21)
                                               ----                       ----                       ----
DIVIDEND FROM NET INVESTMENT INCOME ......    (0.01)                        --                         --
                                               ----                       ----                       ----
TOTAL DISTRIBUTIONS ($) ..................    (0.01)                        --                         --
                                               ----                       ----                       ----
NET ASSET VALUE, END OF PERIOD ($) .......     6.61                       7.67                       8.79
                                               ====                       ====                       ====
Total return(%)(b) .......................   (13.66)(c)                 (12.74)                    (12.10)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period
  ($ thousands) ..........................    3,433                      3,169                        529

Expense ratio (%)* ........... ...........     0.70(d)                    0.61                       0.60(d)

Expense ratio after expense
  reductions (%)* ............ ...........     0.60(d)                    0.60                       0.60(d)

Ratio of net investment income to
  average net assets (%)* ................     0.87(d)                    0.82                       0.61(d)

* Reflects voluntary reduction of
  expenses of these amounts (Note 3) ($) .     7.58(d)                   17.94                      38.71(d)
-----------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.
(e) The per share amounts and percentages reflect income and expenses assuming inclusion of the fund's proportionate share of the income and expenses of the portfolio.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EQUITY INDEX FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 2002

NOTE 1

State Street Research Equity Index Fund is a series of State Street Research Master Investment Trust, which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on September 5, 2000. The Trust consists presently of two separate funds: State Street Research Equity Index Fund and State Street Research Investment Trust.

The investment objective of the fund is to match as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The fund invests substantially all of its investable assets in another, separate mutual fund with the same investment objective as the fund: State Street Equity 500 Index Portfolio ("Portfolio"), a portfolio of State Street Master Funds ("SSMF") (the Portfolio and SSMF are not related to the fund). The fund owned 0.15% of the Portfolio at June 30, 2002. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read with the fund's financial statements.

The fund offers five classes of shares. Only Class A shares are presently available for purchase. Class B(1), Class B, Class C, and Class S are not being offered at this time. Currently, Class A shares are only available to certain retirement plans and no front-end sales charges apply. Sales charges of up to 5.75% can apply if Class A shares are made available to other investors. Class A shares pay annual service and distribution fees equal to 0.25% of average daily net assets. Class B(1) and Class B shares would pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares would be subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares would be offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B shares would be subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares would be subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares would also pay annual service and distribution fees of 1.00%. Class S shares would only be offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), the investment management subsidiary of MetLife Inc. ("MetLife"), and special programs. No sales charge would be imposed at the time of purchase or redemption of Class S shares. Class S shares would not pay any service or distributon fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income consists of the fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the fund determined in accordance with generally accepted accounting principles.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At August 31, 2001, the fund had a capital loss carryforward of $53,689 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on August 31, 2009.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next tax year any net capital losses incurred between each November 1 and the end of its tax year. From November 1, 2000, through August 31, 2001, the fund incurred net capital losses of approximately $227,000 and it intends to defer and treat such losses as arising in the tax year ended August 31, 2002.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. FUTURES CONTRACTS
The fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the fund deposits with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the fund receives from or pays to the broker cash or U.S. government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2

The Portfolio pays an advisory fee of 0.045% of the Portfolio's average daily net assets to the Portfolio's investment adviser, State Street Global Advisors ("SSgA"), a division of State Street Bank & Trust Company ("SS Bank"). During the six months ended June 30, 2002, the amount of such expenses allocated from the Portfolio to the fund was $790.

The fund may pay a management fee of 0.25% annually on assets managed directly by the investment manager. Currently, however, the fund invests exclusively in the Portfolio and no management fee is paid to the investment manager.

The investment manager is also entitled to a general administration fee of 0.25% of the fund's average daily net assets for administrative services provided to the fund. During the six months ended June 30, 2002, the fees pursuant to such agreement amounted to $4,263.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), the investment management subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended June 30, 2002, the amount of such expenses was $4,904.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended June 30, 2002, the fund's transfer agent fees were reduced by $1,989 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $4,097 during the six months ended June 30, 2002.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing accounting services to the fund. The fee was based on a fixed annual amount that has been allocated equally among State Street Research funds. During the six months ended June 30, 2002, the amount of such expenses was $42,735.

NOTE 3

The Distributor and the fund have agreed that the Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended June 30, 2002, the amount of such expenses assumed by the Distributor and its affiliates was $133,102. The agreement currently limits expenses to 0.35% of average daily net assets exclusive of Rule 12b-1 fees and certain other expenses.

The agreement requires the fund to reimburse the Distributor in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitations. The Distributor will not be entitled to such repayments from the fund after the end of the fifth fiscal year of the fund following the year in which expenses were originally paid.

NOTE 4

For the six months ended June 30, 2002, increases and decreases in the fund's investment in the Portfolio aggregated $1,307,677 and $566,694, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund pays annual service and distribution fees to the Distributor at a rate of 0.25% of average daily net assets for Class A. Class B(1), Class B and Class C shares pay annual service and distribution fees of 1.00% of average daily net assets. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 2002, fees pursuant to such plans amounted to $4,263 for Class A shares. Under the plan, the fund's payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. At June 30, 2002, the Adviser owned one Class A share and MetLife owned 50,000 Class A shares of the fund.

--------------------------------------------------------------------------------
STATE STREET RESEARCH MASTER INVESTMENT TRUST
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                                                   FUNDS
                                     TERM OF                                                      IN FUND
                                     OFFICE                                                       COMPLEX         OTHER
                      POSITION(s)  AND LENGTH                                                   OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS            HELD       OF TIME                                                       TRUSTEE/       HELD BY
AND AGE(a)             WITH FUND    SERVED(b)     PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS     OFFICER(c)    TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
BRUCE R. BOND           Trustee      Since    Retired; formerly Chairman of the Board, Chief         28    Ceridian Corporation
(56)                                 1999     Executive Officer and President, PictureTel
                                              Corporation (video conferencing systems)

------------------------------------------------------------------------------------------------------------------------------------
STEVE A. GARBAN         Trustee      Since    Retired; formerly Senior Vice President for Finance    48    Metropolitan Series Fund,
(64)                                 1997     and Operations and Treasurer, The Pennsylvania               Inc.(d)
                                              State University

------------------------------------------------------------------------------------------------------------------------------------
DEAN O. MORTON          Trustee      Since    Retired; formerly Executive Vice President, Chief      48    The Clorox Company; KLA-
(70)                                 1974     Operating Officer and Director, Hewlett-Packard              Tencor Corporation; BEA
                                              Company (computer manufacturer)                              Systems, Inc.; Cepheid;
                                                                                                           Pharsight Corporation;
                                                                                                           and Metropolitan Series
                                                                                                           Fund, Inc.(d)

------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. PHILLIPS       Trustee      Since    Dean, School of Business and Public Management,        28    None
(57)                                 1998     George Washington University; formerly a member of
                                              the Board of Governors of the Federal Reserve
                                              System and Chairman and Commissioner of the
                                              Commodity Futures Trading Commission

------------------------------------------------------------------------------------------------------------------------------------
TOBY ROSENBLATT         Trustee      Since    President, Founders Investments Ltd. (investments);    48    A.P. PHARMA, Inc.; and
(64)                                 1990     formerly President, The Glen Ellen Company (private          Metropolitan Series Fund,
                                              investment firm)                                             Inc.(d)

------------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. SCOTT        Trustee      Since    Jay W. Forrester Professor of Management, Sloan        48    Metropolitan Series Fund,
MORTON                               1989     School of Management, Massachusetts Institute of             Inc.(d)

(64)                                          Technology

------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Trustee      Since    Attorney; formerly Partner, Dechert (law firm)         28    SEI Investments Funds
(71)                                 2002                                                                  (consisting of 104
                                                                                                           portfolios); The
                                                                                                           Massachusetts Health &
                                                                                                           Education Tax-Exempt
                                                                                                           Trust

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

RICHARD S. DAVIS(+)     Trustee      Since    Chairman of the Board, President and Chief             28    None
(56)                                 2000     Executive Officer of State Street Research &
                                              Management Company; formerly Senior Vice President,
                                              Fixed Income Investments, Metropolitan Life
                                              Insurance Company; and Managing Director, J.P.
                                              Morgan Investment Management

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JOHN S. LOMBARDO         Vice        Since    Managing Director, Chief Financial Officer and         28    None
(47)                   President     2001     Director of State Street Research & Management
                                              Company; formerly Executive Vice President, State
                                              Street Research & Management Company; and Senior
                                              Vice President, Product and Financial Management,
                                              MetLife Auto & Home

------------------------------------------------------------------------------------------------------------------------------------
JAMES M. WEISS           Vice        Since    Managing Director and Director of State Street         26    None
(56)                   President     1996     Research & Management Company; formerly Executive
                                              Vice President and Senior Vice President, State
                                              Street Research & Management Company

------------------------------------------------------------------------------------------------------------------------------------
JOHN WILSON              Vice        Since    Managing Director of State Street Research &           2     None
(39)                   President     1996     Management Company; formerly Senior Vice President
                                              and Vice President, State Street Research &
                                              Management Company

------------------------------------------------------------------------------------------------------------------------------------
DOUGLAS A. ROMICH      Treasurer     Since    Senior Vice President and Treasurer of State Street    28    None
(45)                                 2001     Research & Management Company; formerly Vice
                                              President and Assistant Treasurer, State Street
                                              Research & Management Company

------------------------------------------------------------------------------------------------------------------------------------
FRANCIS J.             Secretary     Since    Managing Director, General Counsel and Secretary of    28    None
MCNAMARA, III                        1995     State Street Research & Management Company;
(47)                                          formerly Executive Vice President, State Street
                                              Research & Management Company

------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free
1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective
    Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is
    MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of
    Metropolitan Series Fund, Inc.
(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.
(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the
    Trust's Investment Manager, State Street Research & Management Company, as noted.

                    STATE STREET EQUITY 500 INDEX PORTFOLIO



                               SEMI-ANNUAL REPORT



                                 June 30, 2002



                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (A)

                             Equity 500             S&P 500
                          Index Portfolio*          Index**(b)
      3/1/2000               $10,000               $10,000
     6/30/2000                10,683                10,686
    12/31/2000                 9,759                 9,755
     6/30/2001                 9,090                 9,102
    12/31/2001                 8,587                 8,597
     6/30/2002                 7,388*                7,395**

-------------------------------------------------------------------------------
                          INVESTMENT PERFORMANCE (A)
                      For the Period Ended June 30, 2002
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                              Total Return
                        Total Return                          Average Annualized
                        For the six        Total Return       Since Commencement
                        months ended       One year ended     of Operations
                        June 30, 2002      June 30, 2002      (March 1, 2000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
State Street Equity 500
  Index Portfolio       -13.19% (c)        -17.99%            -12.17%
S&P 500 Index (b)       -13.16% (c)        -17.98%            -12.13%
-------------------------------------------------------------------------------


(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

(c) Not annualized.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                       Market
                                                                       Value
                                                      Shares           (000)
                                                     --------       ----------

COMMON STOCKS - 98.3%
AEROSPACE - 1.7%
Boeing Co.                                             202,446       $    9,110
                                                                     ----------
General Dynamics Corp.                                  48,973            5,208
Lockheed Martin Corp.                                  109,052            7,579
Northrop Grumman Corp.                                  27,024            3,378
Raytheon Co.                                            94,577            3,854
Rockwell Collins, Inc.                                  42,687            1,171
United Technologies Corp.                              114,101            7,747
                                                                     ----------
                                                                         38,047
                                                                     ----------
BASIC INDUSTRIES - 4.1%
3M Co.                                                  94,244           11,592
Air Products & Chemicals, Inc.                          55,085            2,780
Alcan, Inc.                                             77,034            2,890
Alcoa, Inc.                                            204,327            6,774
Allegheny Technologies, Inc.                            18,354              290
American Standard Cos., Inc. (a)                        17,400            1,307
Barrick Gold Corp.                                     127,809            2,427
Bemis Co., Inc.                                         12,353              587
Boise Cascade Corp.                                     12,866              444
Dow Chemical Co.                                       220,653            7,586
Du Pont (E.I.) de Nemours & Co.                        240,329           10,671
Eastman Chemical Co.                                    18,007              845
Engelhard Corp.                                         30,524              864
Freeport-McMoRan Copper &
  Gold, Inc. Class B (a)                                33,571              599
Goodrich Co.                                            24,067              658
Great Lakes Chemical Corp.                              11,227              297
Hercules, Inc. (a)                                      25,142              292
Illinois Tool Works, Inc.                               73,854            5,044
Inco, Ltd. (a)                                          42,487              962
International Paper Co.                                118,202            5,151
Kimberly-Clark Corp.                                   125,488            7,780
Marathon Oil Corp.                                      75,419            2,045
MeadWestvaco Corp.                                      47,359            1,589
Newmont Mining Corp.                                    94,685            2,493
Nucor Corp.                                             18,132            1,179
Phelps Dodge Corp.                                      21,428              883
Placer Dome, Inc.                                       76,475              857
Plum Creek Timber Co., Inc.                             43,500            1,336
PPG Industries, Inc.                                    40,795            2,525
Praxair, Inc.                                           39,225            2,235
Rohm & Haas Co.                                         53,913            2,183
Sealed Air Corp. (a)                                    19,518              786
Sigma Aldrich Corp.                                     17,660              886
Temple-Inland, Inc.                                     13,737              795
United States Steel Corp.                               20,730              412
Waters Corp. (a)                                        30,900              825
Worthington Industries, Inc.                            19,912              360
                                                                     ----------
                                                                         91,229
                                                                     ----------
CAPITAL GOODS - 5.0%
Allied Waste Industries, Inc. (a)                       45,968              441
Ball Corp.                                              12,876              534
Boston Scientific Corp. (a)                             97,121            2,848
Caterpillar, Inc.                                       84,299            4,126
Crane Co.                                               13,947              354
Cummins, Inc.                                            9,490              314
Deere & Co.                                             56,806            2,721
Dover Corp.                                             49,823            1,744
Emerson Electric Co.                                   101,738            5,444
General Electric Co.                                 2,398,557           69,678
Grainger W.W., Inc.                                     22,050            1,105
HCA, Inc.                                              124,537            5,916
Ingersoll-Rand Co. Class A                              40,033            1,828
ITT Industries, Inc.                                    22,183            1,566
Johnson Controls, Inc.                                  20,843            1,701
Millipore Corp.                                         10,882              348
Pall Corp.                                              28,158              584
Parker-Hannifin Corp.                                   27,942            1,335
TRW, Inc.                                               30,192            1,720
Tyco International, Ltd.                               487,240            6,583
                                                                     ----------
                                                                        110,890
                                                                     ----------
CONSUMER BASICS - 21.4%
Abbott Laboratories                                    376,670           14,182
Aetna, Inc.                                             34,148            1,638
Albertson's, Inc.                                       98,243            2,992
Allergan, Inc.                                          31,793            2,122
AmerisourceBergen Corp.                                 25,477            1,936
Amgen, Inc. (a)                                        251,368           10,527
Archer-Daniels-Midland Co.                             160,429            2,052
Bard (C.R.), Inc.                                       11,859              671
Bausch & Lomb, Inc.                                     12,386              419
Baxter International, Inc.                             144,305            6,414
Becton, Dickinson & Co.                                 62,945            2,168
Biogen, Inc. (a)                                        34,940            1,448
Biomet, Inc.                                            65,694            1,781
Black & Decker Corp.                                    18,888              910
Bristol-Myers Squibb Co.                               467,791           12,022
Campbell Soup Co.                                       98,053            2,712
Cardinal Health, Inc.                                  109,839            6,745
Chiron Corp. (a)                                        45,958            1,624
Clorox Co.                                              56,546            2,338
Coca-Cola Co.                                          599,456           33,570
Coca-Cola Enterprises, Inc.                            107,492            2,373
Colgate-Palmolive Co.                                  132,406            6,627
ConAgra Foods, Inc.                                    128,827            3,562
Corning, Inc.                                          225,187              799
Costco Wholesale Corp. (a)                             111,099            4,289
CVS Corp.                                               95,571            2,924
Forest Laboratories, Inc. (a)                           44,040            3,118
General Mills, Inc.                                     89,840            3,960
Genzyme Corp. (a)                                       52,800            1,016
Gillette Co.                                           255,063            8,639
H.J. Heinz Co.                                          84,607            3,477
Health Management Associates, Inc. Class A (a)          57,700            1,163
HEALTHSOUTH Corp. (a)                                   94,809            1,213
Hershey Foods Corp.                                     33,595            2,100
Humana, Inc. (a)                                        39,643              620
Immunex Corp. (a)                                      131,600            2,939
Johnson & Johnson                                      726,744           37,980
Kellogg Co.                                             97,458            3,495
King Pharmaceuticals, Inc. (a)                          58,991            1,313
Kroger Co. (a)                                         192,619            3,833
Lilly (Eli) & Co.                                      271,361           15,305
Manor Care, Inc. (a)                                    24,034              553
McKesson Corp.                                          68,847            2,251
MedImmune, Inc. (a)                                     60,040            1,584
Medtronic, Inc.                                        293,008           12,555
Merck & Co., Inc.                                      548,039           27,753
Pactiv Corp. (a)                                        37,059              882
Pepsi Bottling Group, Inc.                              68,948            2,124
PepsiCo, Inc.                                          427,733           20,617
Pfizer, Inc.                                         1,507,179           52,751
Pharmacia & Upjohn, Inc.                               312,890           11,718
Philip Morris Cos., Inc.                               517,575           22,608
Procter & Gamble Co.                                   314,396           28,076
Safeway, Inc. (a)                                      116,944            3,414
Sara Lee Corp.                                         193,065            3,985
Schering-Plough Corp.                                  357,381            8,792
Snap-On, Inc.                                           13,386              397
St. Jude Medical, Inc. (a)                              21,331            1,575
Stanley Works                                           19,925              817
Stryker Corp.                                           47,313            2,532
SYSCO Corp.                                            163,221            4,443
Tenet Healthcare Corp. (a)                              79,749            5,706
Tupperware Corp.                                        13,477              280
Unilever NV ADR                                        137,938            8,938
UnitedHealth Group, Inc.                                74,490            6,820
UST Corp.                                               42,052            1,430
Watson Pharmaceuticals, Inc. (a)                        24,646              623
Wellpoint Health Networks, Inc. (a)                     34,432            2,679
Winn-Dixie Stores, Inc.                                 32,769              511
Wrigley Wm., Jr. Co.                                    54,272            3,004
Wyeth                                                  321,285           16,450
Zimmer Holdings, Inc. (a)                               47,952            1,710
                                                                     ----------
                                                                        476,594
                                                                     ----------
CONSUMER DURABLES - 1.8%
AutoZone, Inc. (a)                                      26,340            2,036
Avery Dennison Corp.                                    27,493            1,725
Best Buy Co. (a)                                        78,060            2,834
Cooper Tire & Rubber Co.                                16,974              349
Dana Corp.                                              34,553              640
Danaher Corp.                                           36,819            2,443
Delphi Corp.                                           137,265            1,812
Eaton Corp.                                             16,558            1,205
Ford Motor Co.                                         437,571            7,001
General Motors Corp.                                   135,731            7,255
Genuine Parts Co.                                       41,326            1,441
Goodyear Tire & Rubber Co.                              38,927              728
Harley-Davidson, Inc.                                   73,202            3,753
Leggett & Platt, Inc.                                   49,457            1,157
Maytag Corp.                                            17,739              757
PACCAR, Inc.                                            28,953            1,285
Pitney Bowes, Inc.                                      59,282            2,355
Visteon Corp.                                           30,515              433
Whirlpool Corp.                                         15,657            1,023
                                                                     ----------
                                                                         40,232
                                                                     ----------
CONSUMER NON-DURABLES - 8.1%
Adolph Coors Co. Class B                                 8,737              544
Alberto Culver Co. Class B                              13,182              630
Anheuser-Busch Cos., Inc.                              212,033           10,602
Avon Products, Inc.                                     57,217            2,989
Bed Bath & Beyond, Inc. (a)                             70,390            2,657
Big Lots, Inc. (a)                                      26,418              520
Brown-Forman Corp. Class B                              15,955            1,101
Brunswick Corp.                                         20,087              562
Circuit City Stores-Circuit City Group                  48,567              911
Dillard's, Inc. Class A                                 19,867              522
Dollar General Corp.                                    84,496            1,608
Eastman Kodak Co.                                       70,733            2,063
Family Dollar Stores, Inc.                              41,146            1,450
Federated Department Stores, Inc. (a)                   48,702            1,934
Fortune Brands, Inc.                                    35,651            1,997
Gap, Inc.                                              209,055            2,969
Hasbro, Inc.                                            40,201              545
Home Depot, Inc.                                       568,361           20,876
International Flavors &
Fragrances, Inc.                                        22,316              725
J.C. Penney & Co., Inc.                                 62,943            1,386
Jones Apparel Group, Inc. (a)                           30,300            1,136
Kohl's Corp. (a)                                        80,997            5,676
Limited Brands                                         124,977            2,662
Liz Claiborne, Inc.                                     24,374              775
Lowe's Cos., Inc.                                      189,177            8,589
Mattel, Inc.                                           105,405            2,222
May Department Stores Co.                               69,082            2,275
Newell Rubbermaid, Inc.                                 63,658            2,232
NIKE, Inc. Class B                                      64,665            3,469
Nordstrom, Inc.                                         31,217              707
Office Depot, Inc. (a)                                  75,717            1,272
Radioshack Corp.                                        43,310            1,302
Reebok International, Ltd. (a)                          13,536              399
Sears Roebuck & Co.                                     76,109            4,133
Staples, Inc. (a)                                      111,746            2,201
Starbucks Corp. (a)                                     90,994            2,260
SuperValu, Inc.                                         30,630              751
Target Corp.                                           220,433            8,399
Tiffany & Co.                                           34,087            1,200
TJX Cos., Inc.                                         132,238            2,593
Toys "R" Us, Inc. (a)                                   48,952              855
V.F. Corp.                                              25,972            1,018
Wal-Mart Stores, Inc.                                1,073,627           59,060
Walgreen Co.                                           246,976            9,541
                                                                     ----------
                                                                        181,318
                                                                     ----------
CONSUMER SERVICES - 1.8%
AMR Corp. (a)                                           35,876              605
Apollo Group, Inc. (a)                                  41,300            1,628
Carnival Corp.                                         141,723            3,924
Convergys Corp. (a)                                     41,070              800
Darden Restaurants, Inc.                                41,322            1,021
Delta Air Lines, Inc.                                   28,749              575
Harrah's Entertainment, Inc. (a)                        27,275            1,210
Hilton Hotels Corp.                                     92,727            1,289
Marriot International, Inc. Class A                     58,592            2,229
McDonald's Corp.                                       307,764            8,756
Sabre Holdings Corp. Class A (a)                        34,561            1,237
Southwest Airlines Co.                                 188,946            3,053
Starwood Hotels & Resorts Worldwide, Inc. Class B       49,348            1,623
Walt Disney Co.                                        492,552            9,309
Wendy's International, Inc.                             26,486            1,055
Yum! Brands, Inc. (a)                                   72,392            2,118
                                                                     ----------
                                                                         40,432
                                                                     ----------
ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion Corp. (a)                     44,656              564
CIENA Corp. (a)                                        104,231              436
Cooper Industries, Ltd.                                 21,808              857
Molex, Inc.                                             47,011            1,576
Power-One, Inc. (a)                                     18,092              112
Tektronix, Inc. (a)                                     21,817              408
Texas Instruments, Inc.                                418,651            9,922
Thomas & Betts Corp.                                    13,522              251
                                                                     ----------
                                                                         14,126
                                                                     ----------
ELECTRONICS - 1.4%
Agilent Technologies, Inc. (a)                         114,350            2,704
Altera Corp. (a)                                        93,527            1,271
Analog Devices, Inc. (a)                                88,707            2,635
Applied Micro Circuits Corp. (a)                        70,116              331
Broadcom Corp. (a)                                      62,666            1,098
JDS Uniphase Corp. (a)                                 338,835              901
KLA Tencor Corp. (a)                                    45,605            2,004
Lexmark International Group, Inc. Class A (a)           31,709            1,725
Linear Technology Corp.                                 76,134            2,392
Maxim Integrated Products, Inc. (a)                     77,940            2,987
Novellus Systems, Inc. (a)                              34,158            1,161
NVIDIA Corp. (a)                                        34,200              588
QLogic Corp. (a)                                        23,710              903
QUALCOMM, Inc. (a)                                     185,437            5,096
Sanmina-SCI Corp. (a)                                  124,231              783
Solectron Corp. (a)                                    195,246            1,201
Teradyne, Inc. (a)                                      44,477            1,045
Vitesse Semiconductor Corp. (a)                         54,643              169
Xilinx, Inc. (a)                                        82,890            1,859
                                                                     ----------
                                                                         30,853
                                                                     ----------
ENERGY - 7.8%
Amerada Hess Corp.                                      21,445            1,769
Anadarko Petroleum Corp.                                60,013            2,959
Apache Corp.                                            34,149            1,963
Ashland, Inc.                                           16,103              652
Baker Hughes, Inc.                                      81,078            2,699
BJ Services Co. (a)                                     37,400            1,267
Burlington Resources, Inc.                              49,122            1,867
Calpine Corp. (a)                                       94,921              667
ChevronTexaco Corp.                                    257,681           22,805
Conoco, Inc.                                           153,763            4,275
Constellation Energy Group, Inc.                        38,171            1,120
Devon Energy Corp.                                      38,137            1,879
El Paso Corp.                                          139,807            2,881
EOG Resources, Inc.                                     27,048            1,074
ExxonMobil Corp.                                     1,636,889           66,982
Halliburton Co.                                        104,642            1,668
Kerr-McGee Corp.                                        25,114            1,345
Kinder Morgan, Inc.                                     29,915            1,137
McDermott International, Inc. (a)                       14,330              116
Mirant Corp. (a)                                        99,059              723
Nabors Industries, Ltd. (a)                             34,223            1,208
Noble Corp. (a)                                         31,274            1,207
Occidental Petroleum Corp.                              90,230            2,706
Phillips Petroleum Co.                                  92,165            5,427
Progress Energy, Inc.                                   52,877            2,750
Rowan Cos., Inc.                                        22,021              472
Royal Dutch Petroleum Co. ADR                          512,624           28,333
Schlumberger, Ltd.                                     140,870            6,551
Sempra Energy                                           50,080            1,108
Sunoco, Inc.                                            19,548              697
Transocean, Inc.                                        77,621            2,418
Unocal Corp.                                            59,485            2,197
                                                                     ----------
                                                                        174,922
                                                                     ----------
FINANCE - 20.0%
ACE, Ltd.                                               63,200            1,997
AFLAC, Inc.                                            125,983            4,031
Allstate Corp.                                         171,202            6,331
Ambac Financial Group, Inc.                             26,434            1,776
American Express Co.                                   321,789           11,687
American International Group, Inc.                     630,603           43,026
AmSouth Bancorp                                         86,402            1,934
AON Corp.                                               65,127            1,920
Bank of America Corp.                                  372,397           26,202
Bank of New York Co., Inc.                             176,075            5,942
Bank One Corp.                                         284,617           10,952
BB&T Corp.                                             115,951            4,476
Bear Stearns Cos., Inc.                                 24,123            1,476
Capital One Financial Corp.                             51,921            3,170
Charter One Financial, Inc.                             55,046            1,892
Chubb Corp.                                             41,188            2,916
CIGNA Corp.                                             34,035            3,316
Cincinnati Financial Corp.                              38,500            1,791
Citigroup, Inc.                                      1,242,265           48,138
Comerica, Inc.                                          42,521            2,611
Concord EFS, Inc. (a)                                  122,886            3,703
Conseco, Inc. (a)                                       78,732              157
Countrywide Credit Industries, Inc.                     30,197            1,457
Equifax, Inc.                                           37,330            1,008
Equity Office Properties Trust                         101,200            3,046
Equity Residential                                      64,600            1,857
Fannie Mae                                             240,719           17,753
Federal Home Loan Mortgage Corp.                       167,755           10,267
Fifth Third Bancorp                                    142,360            9,487
First Tennessee National Corp.                          30,500            1,168
Fiserv, Inc. (a)                                        45,746            1,679
FleetBoston Financial Corp.                            254,931            8,247
Franklin Resources, Inc.                                64,323            2,743
Golden West Financial Corp.                             38,075            2,619
Hartford Financial Services Group, Inc.                 59,200            3,521
Household International, Inc.                          110,602            5,497
Huntington Bancshares, Inc.                             58,483            1,135
J.P. Morgan Chase & Co.                                481,681           16,339
Jefferson-Pilot Corp.                                   35,571            1,672
John Hancock Financial Services, Inc.                   72,300            2,545
KeyCorp                                                102,715            2,804
Lehman Brothers Holdings, Inc.                          59,045            3,691
Lincoln National Corp.                                  45,839            1,925
Loews Corp.                                             46,432            2,460
Marsh & McLennan Cos., Inc.                             66,346            6,409
Marshall & Ilsley Corp.                                 53,600            1,658
MBIA, Inc.                                              35,429            2,003
MBNA Corp.                                             205,583            6,799
Mellon Financial Corp.                                 106,779            3,356
Merrill Lynch & Co., Inc.                              208,689            8,452
MetLife, Inc.                                          170,684            4,916
MGIC Investment Corp.                                   25,545            1,732
Moody's Corp.                                           36,820            1,832
Morgan Stanley                                         265,905           11,455
National City Corp.                                    149,053            4,956
Northern Trust Corp.                                    53,377            2,351
Paychex, Inc.                                           90,640            2,835
PNC Financial Services Group, Inc.                      69,856            3,652
Progressive Corp.                                       53,382            3,088
Providian Financial Corp.                               66,619              392
Regions Financial Corp.                                 54,190            1,905
SAFECO Corp.                                            29,898              922
Schwab (Charles) Corp.                                 329,552            3,691
Simon Property Group, Inc.                              42,100            1,551
SLM Corp.                                               37,915            3,674
SouthTrust Corp.                                        83,110            2,171
St. Paul Cos., Inc.                                     50,529            1,967
State Street Corp.                                      78,526            3,510
Stilwell Financial, Inc.                                52,759              960
SunTrust Banks, Inc.                                    69,050            4,676
Synovus Financial Corp.                                 69,460            1,911
T. Rowe Price Group, Inc.                               31,516            1,036
Torchmark Corp.                                         29,351            1,121
U.S. Bancorp                                           461,375           10,773
Union Planters Corp.                                    51,150            1,656
UnumProvident Corp.                                     57,812            1,471
Wachovia Corp.                                         331,838           12,670
Washington Mutual, Inc.                                235,175            8,727
Wells Fargo Co.                                        413,881           20,719
XL Capital, Ltd. Class A                                32,050            2,715
Zions Bancorp                                           21,461            1,118
                                                                     ----------
                                                                        447,194
                                                                     ----------
GENERAL BUSINESS - 2.9%
American Greetings Corp. Class A                        14,874              248
Automatic Data Processing, Inc.                        149,674            6,518
Cendant Corp. (a)                                      252,321            4,007
Cintas Corp.                                            40,428            1,998
Clear Channel Communications, Inc. (a)                 146,222            4,682
Comcast Corp. Special Class A (a)                      228,515            5,446
Computer Sciences Corp. (a)                             41,297            1,974
Deluxe Corp.                                            16,507              642
Dow Jones & Co., Inc.                                   20,109              974
Ecolab, Inc.                                            32,286            1,493
First Data Corp.                                       186,630            6,943
Fluor Corp.                                             18,495              720
Gannett Co., Inc.                                       64,291            4,880
H&R Block, Inc.                                         43,838            2,023
IMS Health, Inc.                                        69,656            1,250
Interpublic Group Cos., Inc.                            90,554            2,242
KB HOME                                                 12,957              667
Knight-Ridder, Inc.                                     20,029            1,261
McGraw-Hill, Inc.                                       47,186            2,817
Meredith Corp.                                          11,604              445
New York Times Co. Class A                              37,214            1,917
Omnicom Group, Inc.                                     45,682            2,092
Quintiles Transnational Corp. (a)                       27,194              339
R.R. Donnelley & Sons Co.                               27,342              753
Robert Half International, Inc. (a)                     44,608            1,039
TMP Worldwide, Inc. (a)                                 27,323              587
Tribune Co.                                             72,021            3,133
Waste Management, Inc.                                 149,547            3,896
                                                                     ----------
                                                                         64,986
                                                                     ----------
SHELTER - 0.5%
Centex Corp.                                            14,477              837
Georgia-Pacific Group                                   55,485            1,364
Louisiana Pacific Corp.                                 24,245              257
Masco Corp.                                            117,074            3,174
Pulte Homes, Inc.                                       13,701              787
Sherwin-Williams Co.                                    36,292            1,086
Vulcan Materials Co.                                    23,691            1,038
Weyerhaeuser Co.                                        52,709            3,365
                                                                     ----------
                                                                         11,908
                                                                     ----------
TECHNOLOGY - 11.7%
Adobe Systems, Inc.                                     58,886            1,678
Advanced Micro Devices, Inc. (a)                        80,270              780
Apple Computer, Inc. (a)                                85,419            1,513
Applera Corp. - Applied Biosystems Group                49,340              962
Applied Materials, Inc. (a)                            395,374            7,575
Autodesk, Inc.                                          25,262              335
BMC Software, Inc. (a)                                  56,854              944
Cisco Systems, Inc. (a)                              1,771,271           24,692
Citrix Systems, Inc. (a)                                43,154              259
Computer Associates International, Inc.                142,959            2,272
Compuware Corp. (a)                                     88,690              538
Dell Computer Corp. (a)                                626,506           16,408
Electronic Data Systems Corp.                          115,571            4,293
EMC Corp.                                              536,282            4,049
Gateway, Inc. (a)                                       75,376              335
Guidant Corp. (a)                                       73,683            2,227
Hewlett-Packard Co.                                    728,716           11,135
Honeywell International, Inc.                          198,832            7,005
Intel Corp.                                          1,617,570           29,553
International Business Machines Corp.                  414,205           29,823
International Game Technology (a)                       21,623            1,226
Intuit, Inc. (a)                                        50,970            2,534
Jabil Circuit, Inc. (a)                                 48,799            1,030
LSI Logic Corp. (a)                                     87,440              765
Mercury Interactive Corp. (a)                           19,237              441
Micron Technology, Inc. (a)                            146,159            2,955
Microsoft Corp. (a)                                  1,307,056           71,496
National Semiconductor Corp. (a)                        42,018            1,226
NCR Corp. (a)                                           22,549              780
Network Appliance, Inc. (a)                             81,108            1,007
Novell, Inc. (a)                                        84,015              269
Oracle Corp. (a)                                     1,325,409           12,552
Palm, Inc. (a)                                         132,386              233
Parametric Technology Corp. (a)                         61,637              211
PeopleSoft, Inc. (a)                                    74,923            1,114
PerkinElmer, Inc.                                       30,591              338
PMC-Sierra, Inc. (a)                                    38,422              356
Rational Software Corp. (a)                             45,500              374
Rockwell Automation, Inc.                               42,687              853
Scientific-Atlanta, Inc.                                38,021              625
Siebel Systems, Inc. (a)                               112,632            1,600
Sun Microsystems, Inc. (a)                             785,269            3,926
Symbol Technologies, Inc.                               52,800              449
Tellabs, Inc. (a)                                       95,385              590
Textron, Inc.                                           33,731            1,582
Thermo Electron Corp.                                   42,289              698
Unisys Corp. (a)                                        83,014              747
VERITAS Software Corp. (a)                              98,159            1,943
Xerox Corp.                                            175,939            1,226
Yahoo!, Inc. (a)                                       138,124            2,037
                                                                     ----------
                                                                        261,559
                                                                     ----------
TELECOMMUNICATIONS - 5.9%
ADC Telecommunications, Inc. (a)                       182,359              416
Andrew Corp. (a)                                        18,974              283
AOL Time Warner, Inc. (a)                            1,073,556           15,792
AT&T Corp.                                             918,966            9,833
AT&T Wireless Services, Inc. (a)                       653,828            3,825
Avaya, Inc. (a)                                         83,315              412
BellSouth Corp.                                        452,393           14,250
CenturyTel, Inc.                                        32,835              969
Citizens Communications Co. (a)                         66,542              556
Comverse Technology, Inc. (a)                           43,340              401
Lucent Technologies, Inc.                              822,109            1,365
Motorola, Inc.                                         543,891            7,843
Nextel Communications, Inc. Class A (a)                186,639              597
Nortel Networks Corp.                                  928,317            1,346
Qwest Communications International, Inc.               408,435            1,144
SBC Communications, Inc.                               808,079           24,646
Univision Communications, Inc. Class A (a)              55,410            1,740
Verizon Communications, Inc.                           658,297           26,431
Viacom, Inc. Class B (a)                               427,641           18,974
                                                                     ----------
                                                                        130,823
                                                                     ----------
TRANSPORTATION - 0.7%
Burlington Northern Santa Fe Corp.                      95,081            2,852
CSX Corp.                                               50,899            1,784
FedEx Corp.                                             71,993            3,844
Navistar International Corp.                            13,804              442
Norfolk Southern Corp.                                  91,854            2,148
Ryder Systems, Inc.                                     13,165              357
Union Pacific Corp.                                     60,015            3,798
                                                                     ----------
                                                                         15,225
                                                                     ----------
UTILITIES - 2.9%
AES Corp. (a)                                          129,842              704
Allegheny Energy, Inc.                                  29,155              751
Alltel Corp.                                            75,156            3,532
Ameren Corp.                                            32,757            1,409
American Electric Power Co., Inc.                       82,019            3,282
Cinergy Corp.                                           41,749            1,503
CMS Energy Corp.                                        30,738              338
Consolidated Edison, Inc.                               51,867            2,165
Dominion Resources, Inc.                                66,885            4,428
DTE Energy Co.                                          38,371            1,713
Duke Energy Corp.                                      201,979            6,282
Dynegy, Inc. Class A                                    85,408              615
Edison International                                    78,792            1,339
Entergy Corp.                                           53,974            2,291
Exelon Corp.                                            77,581            4,057
FirstEnergy Corp.                                       71,857            2,399
FPL Group, Inc.                                         43,508            2,610
KeySpan Corp.                                           33,143            1,248
NICOR, Inc.                                             10,544              482
NiSource, Inc.                                          48,211            1,052
Peoples Energy Corp.                                     7,899              288
PG&E Corp.                                              92,345            1,652
Pinnacle West Capital Corp.                             19,781              781
PPL Corp.                                               35,441            1,172
Public Service Enterprise Group, Inc.                   49,671            2,151
Reliant Energy, Inc.                                    71,156            1,203
Southern Co.                                           167,737            4,596
Sprint Corp. (Fon Group)                               218,591            2,319
Sprint Corp. (PCS Group) (a)                           239,045            1,069
TECO Energy, Inc.                                       33,300              824
TXU Corp.                                               64,215            3,310
Williams Cos., Inc.                                    123,063              737
Xcel Energy, Inc.                                       89,895            1,508
                                                                     ----------
                                                                         63,810
                                                                     ----------
TOTAL COMMON STOCKS
(cost $2,282,380,073)                                                 2,194,148
                                                                     ----------
                                                        PAR
                                                      AMOUNT
                                                      (000)
                                                    ----------
GOVERNMENT AND AGENCY SECURITIES - 0.2%
U.S. Treasury Bill (b) (c) 1.68%, due 09/12/02      $    3,810            3,797


TOTAL GOVERNMENT AND AGENCY SECURITIES
(cost $3,797,021)                                                         3,797
                                                                     ----------

                                                      Shares
                                                       (000)
                                                    ----------
SHORT TERM INVESTMENTS - 3.5%
AIM Short Term Investment Prime Portfolio               31,873           31,873
Money Market Obligations Trust                               4                4
State Street Navigator
  Securities Lending Prime Portfolio (d)                46,074           46,074
                                                                     ----------

TOTAL SHORT TERM INVESTMENTS
(cost $77,950,575)                                                       77,951
                                                                     ----------

TOTAL INVESTMENTS - 102.0%
(cost $2,364,127,669)                                                 2,275,896
OTHER ASSETS AND LIABILITIES NET - (2.0)%                               (43,572)
                                                                     ----------

Net Assets - 100%                                                    $2,232,324
                                                                     ==========


SCHEDULE OF FUTURES CONTRACTS
                                                         NUMBER      UNREALIZED
                                                          OF        DEPRECIATION
                                                       CONTRACTS        (000)
                                                      ----------    ------------
S&P 500 Financial Futures Contracts Expiration
  date 09/2002                                             160          ($1,095)
                                                                     ----------
Total unrealized depreciation on open futures
  contracts purchased                                                   ($1,095)
                                                                     ==========

(a) Non-income producing security.
(b) Held as collateral in connection with futures contracts purchased by the Portfolio.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.

Abbreviations
ADR - American Depositary Receipt

                      See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002  (UNAUDITED)
(Amounts in thousands)

ASSETS
Investments at market (identified cost $2,364,128)                 $  2,275,896
Receivables:
  Dividends and interest                                                  2,664
                                                                   ------------
    Total assets                                                      2,278,560

LIABILITIES
Payables:
  Due upon return of securities loaned                                   46,075
  Management fees (Note 4)                                                   85
  Daily variation margin on futures contracts                                76
                                                                   ------------
    Total liabilities                                                    46,236
                                                                   ------------
NET ASSETS                                                         $  2,232,324
                                                                   ============



COMPOSITION OF NET ASSETS
Paid-in capital                                                    $  2,321,651
Net unrealized depreciation on investments and futures contracts        (89,327)
                                                                   ------------
NET ASSETS                                                         $  2,232,324
                                                                   ============

                      See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $108)                  $     17,438
Interest                                                                    650
                                                                   ------------
  Total Investment Income                                                18,088

EXPENSES
  Management fees (Note 4)                          $     560
                                                    ---------
    Total Expenses                                                          560
                                                                   ------------
NET INVESTMENT INCOME                                                    17,528
                                                                   ------------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
  Investments and foreign currency transactions          (266)
  Futures contracts                                    (5,903)
                                                    ---------
                                                                         (6,169)
Net change in unrealized depreciation on:
  Investments and foreign currency transactions      (351,933)
  Futures contracts                                    (2,319)
                                                    ---------
                                                                       (354,252)
                                                                   ------------
Net realized and unrealized loss                                       (360,421)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   (342,893)
                                                                   ============


                      See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                           For the Period
                                              Ended               For the Year
                                           June 30, 2002            Ended
                                            (Unaudited)        December 31, 2001
                                          ---------------      -----------------

Increase (Decrease) in Net Assets From:

OPERATIONS
  Net investment income                     $    17,528             $    37,168
  Net realized loss                              (6,169)               (147,731)
  Net change in unrealized depreciation        (354,252)               (262,328)
                                            -----------             -----------
    Net decrease in net assets resulting
      from operations                          (342,893)               (368,891)
                                            -----------             -----------

CAPITAL TRANSACTIONS
  Proceeds from contributions                   314,536                 720,722
  Fair value of withdrawals                    (431,617)               (616,804)
                                            -----------             -----------
    Net increase (decrease) in net assets
      from capital transactions                (117,081)                103,918
                                            -----------             -----------
TOTAL NET DECREASE IN NET ASSETS               (459,974)               (264,973)

NET ASSETS
Beginning of period                           2,692,298               2,957,721
                                            -----------             -----------
End of period                               $ 2,232,324             $ 2,692,298
                                            ===========             ===========

                      See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                           For the
                                           Period       For the       For the
                                            Ended        Year          Year
                                           6/30/02       Ended         Ended
                                         (Unaudited)    12/31/01     12/31/00*
                                         -----------    --------     ---------


Supplemental Data and Ratios:
  Net assets, end of period (in
    thousands)                          $2,232,324   $2,692,298    $2,957,271

  Ratios to average net assets:
    Operating expenses                      0.045%+      0.045%        0.045%+
    Net investment income                    1.41%+       1.34%         1.14%+

  Portfolio turnover rate                       5%++        14%           18%++

  Total return (a)                         (13.19%)++   (11.94%)       (2.41%)++

----------
  * The Portfolio commenced operations on March 1, 2000.
  + Annualized
 ++ Not Annualized

(a) Results represent past performance and are not indicative of future results.

                      See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002  (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2002, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's average net assets.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2002, the value of the securities loaned amounted to $43,228,353. The loans were collateralized with cash of $46,074,440, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio.

3. SECURITIES TRANSACTIONS

For the period ended June 30, 2002, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $163,349,285 and $117,177,351, respectively. The aggregate gross unrealized appreciation and depreciation were $323,781,122 and $412,013,239, respectively, as of June 30, 2002.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

STATE STREET RESEARCH EQUITY INDEX FUND                       -----------------
One Financial Center                                              PRSRT STD
Boston, MA 02111-2690                                               AUTO
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(C)2002 State Street Research Investment Services, Inc., One Financial Center,
Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be accompanied or preceded by a current State Street Research Equity Index Fund prospectus.

When used after September 30, 2002, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

CONTROL NUMBER: (exp0803) SSR-LD                                   EI-4056-0802